FAIR VALUE MEASUREMENTS (Assumptions Used in the Valuation of Assets and Liabilities Measured Using Unobservable Inputs) (Details)	12 Months Ended
	Dec. 31, 2015 $ / shares	Dec. 31, 2014 $ / shares	Dec. 31, 2013 $ / shares	Dec. 31, 2015 ¥ / shares
Assumptions used in the valuation of assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3 valuation):
Fair value of ADS, per share | (per share)	$ 6.9			¥ 40.75
Convertible Senior Notes [Member] | Capped Call Options [Member]
Assumptions used in the valuation of assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3 valuation):
Fair value of ADS, per share	27.67	$ 19.71	$ 29.30
Strike Price	$ 33.75	$ 33.75	$ 33.75
Risk Free Interest Rate	0.52%	0.44%	0.53%
Dividend Yield
Standard volatility	46.14%	64.31%	70.60%